                                 IBJ FUNDS TRUST

                          IBJ RESERVE MONEY MARKET FUND
                           IBJ CORE FIXED INCOME FUND
                              IBJ CORE EQUITY FUND
                          IBJ BLENDED TOTAL RETURN FUND

Dear Shareholder:

     The Semi-Annual Report of the IBJ Funds Trust covers the six months ended May 31, 1999.

ECONOMIC COMMENTARY
     Economic activity in the first half of 1999 continues to show considerable strength with real GDP growing at 4.1% for the first three months. This follows the 6.0% advance in the closing quarter of 1998. Stronger chain store, auto and new home sales drove business activity as consumer spending clearly benefited from unexpected strength in tax refunds in May and rising consumer confidence. Productivity advances continue ahead of consensus expectations, providing the catalyst for further above-trendline-growth through the remainder of the year. Inflation has shown a modest pickup in the early stages of 1999 due to firming commodity prices, tightening of labor markets, and the resiliency of U.S. economic expansion. Nevertheless, we believe the CPI should advance by only 2.0% as corporate restructuring and uneven economic growth throughout the world mute inflationary pressures. Capital spending patterns over the past few years are resulting in sharply rising levels of productivity. These gains have, in turn, heightened U.S. domestic profitability. We believe that this model for growth remains fundamentally in place and should propel economic expansion well into the new millennium.

RESERVE MONEY MARKET FUND
     The Fund holds investments in very high-quality money market instruments of government, agency and corporate issuers. For the past six months, the Fund's total rate of return of 2.2% was commensurate with returns from 3 month Treasury Bills. The seven-day effective yield as of May 31, 1999, was 4.3%. The Federal Reserve has given indications of moving toward a tighter monetary policy. Strong levels of real economic activity and the release of consumer prices for April have created concern about the future of short-term interest rates.

CORE FIXED INCOME
     The Fund holds a diversified portfolio of intermediate and longer term fixed income securities of government, agency and corporate issuers and seeks to provide a high rate of return from both current income and capital appreciation. For the six months ended May 31, 1999, the total rate of return for the Fund was -1.7%, which compares to -1.7% for the Lehman Government/Corporate Bond Index. As interest rates have risen on 2 to 30 year issues over the past six months, bond price declines have more than offset interest income as the yield curve has discounted anticipated future Federal Reserve tightening.

CORE EQUITY FUND
     The Fund is invested in a broadly diversified portfolio of medium and larger capitalization U.S. companies. During the past six months, the Fund's total rate of return was 16.9%, compared to 12.6% for the Standard and Poor's 500 Index and 11.2% for the Morningstar Large Blend Average. Contributing to the Fund's superior performance were its holdings of technology issues, such as semiconductor manufacturers, that benefited from the stronger than expected domestic economic growth. Stocks of stable growth companies, such as pharmaceutical companies, as well as financial companies were adversely affected by rising interest rates. We remain constructive on the U.S. equity market reflecting the favorable environment of strong economic growth and mild inflationary pressures.

BLENDED TOTAL RETURN FUND

     The Fund is invested in a diversified mix of stocks, bonds and cash equivalents to provide a combination of capital growth and current income. During the past six month period, the Fund's total rate of return was 4.5%, compared to 12.6% for the Standard and Poor's 500 Index and -1.7% for the Lehman Government/Corporate Bond Index. The Fund maintained a somewhat conservative asset mix, with a lower exposure to stocks than its peer group. We ended the period with a slightly increased exposure to equities and towards the end of the period, we shifted a modest amount of assets from bonds into cash equivalents.

Sincerely,

/s/ Michael Felson

Michael Felson
Chief Investment Officer

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The views contained herein are subject to change at any time based on market and other conditions.

An investment in shares of the Trust is neither insured nor guaranteed by the FDIC or the U.S. Government. Although the Reserve Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, IBJ Whitehall Bank & Trust Company ("IBJW"), and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency, and may involve investment risk, including the possible loss of principal.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

IBJ FUNDS TRUST
RESERVE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) - MAY 31, 1999
----------------------------------------------------------------------------------------------------------
PAR VALUE                                                                                         VALUE
---------                                                                                         -----
COMMERCIAL PAPER (A) - 66.91%
$  700,000   AI Credit Corp. 4.770%, 06/09/99 .......................................          $   699,258
   700,000   Abbott Laboratories 4.740%, 06/03/99 ...................................              699,816
   800,000   American Express Credit 4.790%, 07/12/99 ...............................              795,636
   800,000   Bayer Corp. 4.760%, 07/20/99 ...........................................              794,817
   700,000   BellSouth Capital Funding Corp. 4.760%, 06/11/99 (B) ...................              699,075
   800,000   British Gas Capital, Inc. 4.900%, 08/18/99 .............................              791,507
   800,000   Brown-Forman Corp. 4.850%, 08/23/99 (B) ................................              791,054
   800,000   Canadian Wheat Board 4.810%, 06/21/99 ..................................              797,862
   800,000   DaimlerChrysler, N.A. Holding Corp. 4.820%, 08/02/99 ...................              793,359
   800,000   Deere & Co. 4.810%, 06/01/99 ...........................................              800,000
   700,000   Fluor Corp. 4.790%, 07/09/99 (B) .......................................              696,845
   700,000   Ford Motor Credit Co. 4.790%, 07/19/99 .................................              695,529
   800,000   General Electric Capital Corp. 4.810%, 07/09/99 ........................              795,938
   700,000   General Motors Acceptance Corp. 4.770%, 07/16/99 .......................              695,826
   800,000   IBM Credit Corp. 4.750%, 07/12/99 ......................................              795,672
   800,000   McGraw-Hill Cos. 4.820%, 06/14/99 ......................................              798,608
   700,000   National Rural Utilities Cooperative Finance Corp. 4.760%, 06/17/99 ....              698,519
   700,000   Pfizer, Inc. 4.750%, 06/17/99 (B) ......................................              698,522
   800,000   Texaco, Inc. 4.810%, 06/09/99 ..........................................              799,145
   800,000   Weyerhaeuser Real Estate 4.850%, 06/07/99 ..............................              799,353
   800,000   Wisconsin Electric Fuel Trust 4.850%, 07/15/99 .........................              795,258
                                                                                               -----------
             TOTAL COMMERCIAL PAPER .................................................           15,931,599
             (Cost $15,931,599)                                                                -----------
                                                                             CREDIT
                                                                             RATINGS
                                                                             -------
U.S. AGENCY OBLIGATIONS (A) - 30.01%
             FEDERAL HOME LOAN MORTGAGE CORPORATION - 24.61%
$  500,000   4.760%, 06/16/99 .......................................         AAA/Aaa          $   499,008
 1,400,000   4.734%, 06/21/99 .......................................         AAA/Aaa            1,396,318
 1,500,000   4.700%, 06/22/99 .......................................         AAA/Aaa            1,495,888
 1,300,000   4.760%, 06/29/99 .......................................         AAA/Aaa            1,295,187
   880,000   4.770%, 07/08/99 .......................................         AAA/Aaa              875,686
   300,000   4.760%, 08/16/99 .......................................         AAA/Aaa              296,985
                                                                                               -----------
                                                                                                 5,859,072
                                                                                               -----------

             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.40%
 1,294,000   4.700%, 07/15/99 .......................................         AAA/Aaa            1,286,567
                                                                                               -----------
             TOTAL U.S. AGENCY OBLIGATIONS ..........................                            7,145,639
             (Cost $7,145,639)                                                                 -----------

 SHARES
 ------
INVESTMENT COMPANY - 2.70%
   641,941   TempCash Provident Money
             Market Investment Fund .................................                              641,941
                                                                                               -----------
             TOTAL INVESTMENT COMPANY ...............................                              641,941
             (Cost $641,941)                                                                   -----------

             TOTAL INVESTMENTS - 99.62% .............................                           23,719,179
             (Cost $23,719,179)                                                                -----------
             OTHER ASSETS
             NET OF LIABILITIES - 0.38% .............................                               89,468
                                                                                               -----------
             NET ASSETS - 100.00% ...................................                          $23,808,647
                                                                                               ===========
--------------
(A)  Interest rate presented represents annualized yield at time of purchase.
(B) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended.
    These securities may only be resold in an exempt transaction to qualified institutional buyers. At
    May 31, 1999, these securities amounted to $2,885,496 or 12.12% of net assets.
  + See page 12 for Credit Ratings Summary.

                             See accompanying notes to financial statements.

IBJ FUNDS TRUST
CORE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) - MAY 31, 1999
----------------------------------------------------------------------------------------------------------
                                                                             CREDIT
PAR VALUE                                                                    RATINGS+             VALUE
---------                                                                    -------              -----
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 48.68%
             U.S. TREASURY BONDS - 16.36%
$ 1,250,000  7.250%, 08/15/22 .......................................         AAA/Aaa          $ 1,424,563
  1,750,000  6.250%, 08/15/23 .......................................         AAA/Aaa            1,783,898
  1,500,000  6.875%, 08/15/25 .......................................         AAA/Aaa            1,656,285
  1,000,000  6.000%, 02/15/26 .......................................         AAA/Aaa              992,670
                                                                                               -----------
                                                                                                 5,857,416
                                                                                               -----------
             U.S. TREASURY NOTES - 14.70%
  1,000,000  6.625%, 04/30/02 .......................................         AAA/Aaa            1,027,400
  1,000,000  6.875%, 05/15/06 .......................................         AAA/Aaa            1,059,540
  2,000,000  7.000%, 07/15/06 .......................................         AAA/Aaa            2,135,740
  1,000,000  6.500%, 10/15/06 .......................................         AAA/Aaa            1,039,570
                                                                                               -----------
                                                                                                 5,262,250
                                                                                               -----------
             FEDERAL FARM CREDIT BANK - 3.84%
    500,000  6.320%, 09/09/02 .......................................         AAA/Aaa              506,550
    220,000  6.040%, 01/19/06 .......................................         AAA/Aaa              218,324
    500,000  6.430%, 07/23/07 .......................................         AAA/Aaa              504,990
    150,000  5.870%, 09/02/08, MTN ..................................         AAA/Aaa              145,716
                                                                                               -----------
                                                                                                 1,375,580
                                                                                               -----------
             FEDERAL HOME LOAN BANK - 2.21%
    435,000  6.750%, 04/05/04 .......................................         AAA/Aaa              447,023
    350,000  6.040%, 02/04/08 .......................................         AAA/Aaa              344,407
                                                                                               -----------
                                                                                                   791,430
                                                                                               -----------
             FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.84%
    635,000  6.704%, 01/09/07 .......................................         AAA/Aaa              652,183
    300,000  8.250%, 06/01/16 .......................................         AAA/Aaa              356,304
      7,358  7.500%, 02/01/17 .......................................         AAA/Aaa                7,591
                                                                                               -----------
                                                                                                 1,016,078
                                                                                               -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.03%
    150,000  6.720%, 07/14/04 .......................................         AAA/Aaa              150,589
    700,000  6.540%, 10/03/05 .......................................         AAA/Aaa              714,077
    850,000  6.700%, 06/19/07 .......................................         AAA/Aaa              872,788
    575,000  6.210%, 11/01/07 .......................................         AAA/Aaa              574,966
    198,199  8.000%, 11/01/26 .......................................         AAA/Aaa              205,693
                                                                                               -----------
                                                                                                 2,518,113
                                                                                               -----------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.70%
      2,063  11.500%, 04/15/10 ......................................         AAA/Aaa                2,315
     51,076  13.000%, 06/15/14 ......................................         AAA/Aaa               59,185
     70,539  13.000%, 11/15/14 ......................................         AAA/Aaa               81,737
     19,574  13.000%, 12/15/14 ......................................         AAA/Aaa               22,682
$   189,341  8.000%, 07/15/26 .......................................         AAA/Aaa          $   196,737
    173,495  8.000%, 12/15/26 .......................................         AAA/Aaa              180,272
     61,881  8.000%, 01/15/27 .......................................         AAA/Aaa               64,298
                                                                                               -----------
                                                                                                   607,226
                                                                                               -----------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS ...........                           17,428,093
             (Cost $17,447,094)                                                                -----------

CORPORATE OBLIGATIONS - 46.04%
             AEROSPACE - 1.33%
    467,000  Lockheed Martin Corp. 7.250%, 05/15/06 .................         BBB+/A3              474,589
                                                                                               -----------
             AUTOMOBILES - 3.35%
    300,000  Delphi Auto Systems Corp. 6.500%, 05/01/09 .............        BBB/Baa2              285,375
    335,000  Ford Capital BV, Yankee 9.875%, 05/15/02 ...............            A/A1              366,825
    131,000  General Motors Acceptance Corp. 9.000%, 10/15/02 .......            A/A2              141,480
    400,000  General Motors Acceptance Corp., Notes 7.000%, 03/01/00             A/A2              405,116
                                                                                               -----------
                                                                                                 1,198,796
                                                                                               -----------
             BANKING - 2.25%
    200,000  BankAmerica Corp., MTN 7.125%, 05/12/05 ................          A+/Aa2              204,500
    250,000  Bankers Trust Corp., NY Subordinated Debentures
             9.500%, 06/14/00 .......................................         BBB+/A3              258,750
    350,000  Swiss Bank Corp., NY Subordinated Debentures
             7.000%, 10/15/15 .......................................          AA/Aa1              343,000
                                                                                               -----------
                                                                                                   806,250
                                                                                               -----------
             DURABLE GOODS - 0.75%
    250,000  Whirlpool Corp., Debentures 9.000%, 03/01/03 ...........         A-/Baa1              269,063
                                                                                               -----------
             FINANCIAL SERVICES - 10.15%
$   200,000  Abbey National Plc Subordinated Notes 6.690%, 10/17/05 .         AA-/Aa3          $   198,000
    350,000  Associates Corp., N.A. Senior Notes 7.500%, 04/15/02 ...         AA-/Aa3              360,937
    310,000  BHP Finance USA, Yankee 7.875%, 12/01/02 ...............            A/A3              319,687
    210,000  Case Credit Corp., MTN-A 5.930%, 02/26/01 ..............         A-/Baa1              248,750
    385,000  Commercial Credit Co., Notes 6.875%, 05/01/02 ..........           A+/A3              390,775
    319,000  Dean Witter Discovery & Co., Notes 6.875%, 03/01/03 ....           A+/A3              322,589
    100,000  Discover Credit, MTN 8.540%, 12/11/01 ..................           A-/A2              103,800
    500,000  Household Finance Corp. 6.450%, 03/15/01 ...............            A/A2              502,500
    270,000  Lehman Brothers Holdings Inc., Notes 8.500%, 05/01/07 ..          A/Baa1              290,588
    100,000  Metropolitan Life Insurance Co. 6.300%, 11/01/03 (A) ...           A+/A1               97,250
    400,000  National Rural Utilities Cooperative Finance Corp.
             6.500%, 09/15/02 .......................................          AA/Aa3              404,000
    400,000  St. Paul Cos. Inc., MTN 6.740%, 07/18/05 ...............           A+/A1              396,500
                                                                                               -----------
                                                                                                 3,635,376
                                                                                               -----------
             FOOD SERVICE - 2.48%
    350,000  Nabisco, Inc. 6.850%, 06/15/05 .........................        BBB/Baa2              344,750
    150,000  Panamerican Beverage, Inc., Senior Notes 8.125%, 04/01/03      BBB-/Baa3              145,125
    400,000  Tyson Foods, Inc., Yankee 6.625%, 10/17/05 .............           A-/A3              398,500
                                                                                               -----------
                                                                                                   888,375
                                                                                               -----------
             HEALTH CARE SERVICES - 0.78%
$    12,000  Columbia/HCA Healthcare Corp. 7.150%, 03/30/04 .........         BB+/Ba2          $    11,295
     55,000  Columbia/HCA Healthcare Corp. 6.910%, 06/15/05 .........         BB+/Ba2               50,119
    250,000  Columbia/HCA Healthcare Corp. 7.000%, 07/01/07 .........         BBB/Ba2              219,375
                                                                                               -----------
                                                                                                   280,789
                                                                                               -----------
             INDUSTRIAL GOODS AND SERVICES - 8.41%
    210,000  Case Corp. 7.250%, 08/01/05 ............................         A-/Baa1              207,375
    325,000  Champion International Corp. 7.700%, 12/15/99 ..........        BBB/Baa1              327,437
    350,000  Crown Cork & Seal Financial Plc, Yankee 6.750%, 12/15/03        BBB/Baa2              350,000
    230,000  Hertz Corp., Senior Notes 7.000%, 05/01/02 .............         BBB+/A3              233,163
    230,000  Levis Strauss & Co. 6.800%, 11/01/03 (A) ...............       BBB-/Baa3              214,475
    330,000  Pennzoil Co., Debentures 10.625%, 06/01/01 .............         BBB/Ba1              330,413
    225,000  Tyco International, Ltd. Senior Notes 8.250%, 08/01/00 .           A-/A3              227,812
    200,000  USG Corp. Senior Notes 9.250%, 09/15/01 ................        BBB/Baa3              211,500
    650,000  Westinghouse Electric Corp., MTN 9.300%, 06/07/99 ......       BBB-/Baa3              650,000
    250,000  Westinghouse Electric Corp., MTN 9.400%, 01/31/01 ......       BBB-/Baa3              259,375
                                                                                               -----------
                                                                                                 3,011,550
                                                                                               -----------
             OIL AND GAS - 2.74%
    250,000  Amoco Canada Petroleum Co. Yankee 7.950%, 10/01/22 .....         AAA/Aa1              260,937
    101,000  Columbia Energy Group 6.800%, 11/28/05 .................         BBB+/A3              100,242
    175,000  El Paso Natural Gas, Debentures 7.500%, 11/15/26 .......        BBB/Baa2              176,969
$   250,000  Gulf Canada Resources, Ltd. Subordinated Notes
             9.625%, 07/01/05 .......................................         BB-/Ba2          $   258,750
    190,000  Union Oil Co. of California, MTN 6.700%, 10/15/07 ......       BBB+/Baa1              185,013
                                                                                               -----------
                                                                                                   981,911
                                                                                               -----------
             TELECOMMUNICATIONS - 1.23%
    150,000  BellSouth Telecommunications, Inc. 6.500%, 02/01/00 ....         AAA/Aaa              151,125
    100,000  Cable & Wireless Communications, Plc, Yankee
             6.375%, 03/06/03 .......................................         A-/Baa1               98,625
    190,000  GTE Southwest, Inc., Debenture 6.540%, 12/01/05 ........          AA-/A2              189,050
                                                                                               -----------
                                                                                                   438,800
                                                                                               -----------
             TRANSPORTATION - 3.84%
    431,000  Canadian National Railway Co. Yankee 7.000%, 03/15/04 ..        BBB/Baa2              436,387
    140,000  Canadian Pacific, Ltd., Yankee 6.875%, 04/15/03 ........       BBB+/Baa2              141,400
    350,000  Consolidated Rail Corp., Subordinated Notes
             6.860%, 12/31/07 .......................................            A/A1              350,325
    300,000  CSX Corp. 7.000%, 09/15/02 .............................        BBB/Baa2              303,000
    140,000  Union Pacific Corp. 7.375%, 05/15/01 ...................       BBB-/Baa3              142,275
                                                                                               -----------
                                                                                                 1,373,387
                                                                                               -----------
             UTILITIES 8.73%
    350,000  Central Power & Light Co. First Mortgage 6.875%, 02/01/03           A/A3              355,250
    220,000  Connecticut Light & Power Co., First Mortgage
             7.250%, 07/01/99 .......................................         BB+/Ba2              220,275
    405,000  Duquesne Light Co. 8.375%, 05/15/24 ....................       BBB+/Baa1              426,262
$   285,000  Hydro-Quebec, MTN 9.410%, 03/23/00 .....................           A+/A2          $   292,125
    250,000  Hydro-Quebec, MTN 8.590%, 08/22/01 .....................           A+/A2              262,500
    300,000  Illinois Power Co., Notes 6.500%, 08/01/03 .............        BBB/Baa1              296,625
    300,000  Jersey Central Power & Light Co., First Mortgage
             7.125%, 10/01/04 .......................................         A-/Baa1              306,375
    400,000  New Orleans Public Service, Inc., Notes 8.000%, 03/01/06        BBB/Baa2              409,000
    100,000  Niagara Mohawk Power Corp. Mortgage 9.500%, 06/01/00 ...        BBB/Baa3              103,125
    140,000  Niagara Mohawk Power Corp. First Mortgage
             9.250%, 10/01/01 .......................................        BBB/Baa3              148,225
    260,000  Niagara Mohawk Power Corp. Series E, Senior Notes
             7.375%, 07/01/03 .......................................        BB+/Baa2              261,950
     40,000  Rochester Gas & Electric Corp. First Mortgage
             9.375%, 04/01/21 .......................................           A-/A3               43,000
                                                                                               -----------
                                                                                                 3,124,712
                                                                                               -----------
             TOTAL CORPORATE OBLIGATIONS ............................                           16,483,598
             (Cost $16,579,900)                                                                -----------

ASSET-BACKED SECURITIES - 3.00%
    750,000  Chase Manhattan Auto Trust Series 1997-B, Class A4
             6.500%, 10/15/01 .......................................         AAA/Aaa              758,002
    316,000  Discover Card Master Trust I Series 1999-4, Class B
             5.850%, 11/16/04 .......................................            A/A2              315,605
                                                                                               -----------
             TOTAL ASSET-BACKED SECURITIES ..........................                            1,073,607
             (Cost $1,072,276)                                                                 -----------
   SHARES
   ------
INVESTMENT COMPANY - 0.98%
    350,272  TempCash Provident Money Market Investment Fund ........                          $   350,272
                                                                                               -----------
             TOTAL INVESTMENT COMPANY ...............................                              350,272
             (Cost $350,272)                                                                   -----------

             TOTAL INVESTMENTS - 98.70% .............................                           35,335,570
             (Cost $35,449,542)                                                                -----------
             OTHER ASSETS
             NET OF LIABILITIES - 1.30% .............................                              467,288
                                                                                               -----------
             NET ASSETS - 100.00% ...................................                          $35,802,858
                                                                                               ===========

-------------
(A) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At May 31, 1999, these securities amounted to $311,725 or 0.87% of net assets.
MTN Medium Term Note
  + See page 12 for Credit Ratings Summary.

                             See accompanying notes to financial statements.

IBJ FUNDS TRUST
CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) - MAY 31, 1999
----------------------------------------------------------------------------------------------------------

  SHARES                                                                                          VALUE
  ------                                                                                          -----
COMMON STOCKS - 99.22%
             BANKING - 3.55%
   100,000   Wells Fargo & Co. ......................................................         $  4,000,000
                                                                                              ------------
             BEVERAGES - 0.95%
    30,000   PepsiCo, Inc. ..........................................................            1,074,375
                                                                                              ------------
             COMPUTERS - 8.71%
    33,000   EMC Corp./Mass.* .......................................................            3,287,625
    30,000   Gateway 2000* ..........................................................            1,824,375
    50,000   Hewlett-Packard Co. ....................................................            4,715,625
                                                                                              ------------
                                                                                                 9,827,625
                                                                                              ------------
             DIVERSIFIED MANUFACTURING - 7.20%
    75,000   AlliedSignal Corp. .....................................................            4,354,687
    37,000   General Electric Co. ...................................................            3,762,438
                                                                                              ------------
                                                                                                 8,117,125
                                                                                              ------------
             ENTERTAINMENT - 6.29%
   180,000   Mirage Resorts, Inc.* ..................................................            3,690,000
    50,000   Time Warner, Inc. ......................................................            3,403,125
                                                                                              ------------
                                                                                                 7,093,125
                                                                                              ------------
             FINANCIAL SERVICES - 9.63%
    60,000   Fannie Mae .............................................................            4,080,000
    69,200   Household International, Inc. ..........................................            3,001,550
    45,000   Merrill Lynch & Co. ....................................................            3,780,000
                                                                                              ------------
                                                                                                10,861,550
                                                                                              ------------
             HEALTH CARE SERVICES - 4.41%
    30,000   Baxter International, Inc. .............................................            1,936,875
    50,250   Cardinal Health, Inc. ..................................................            3,033,844
                                                                                              ------------
                                                                                                 4,970,719
                                                                                              ------------
             HOUSEHOLD PRODUCTS - 2.65%
    30,000   Colgate-Palmolive Co. ..................................................            2,996,250
                                                                                              ------------
             INSURANCE - 3.44%
    34,000   American International Group, Inc. .....................................            3,886,625
                                                                                              ------------
             OIL AND GAS - 5.58%
    25,000   Exxon Corp. ............................................................            1,996,875
    55,000   Halliburton Co. ........................................................            2,275,625
    20,000   Mobil Corp. ............................................................            2,025,000
                                                                                              ------------
                                                                                                 6,297,500
                                                                                              ------------
             PHARMACEUTICALS - 8.71%
    53,000   Amgen, Inc.* ...........................................................            3,352,250
    60,000   Bristol-Myers Squibb Co. ...............................................            4,117,500
    22,000   Pfizer, Inc. ...........................................................         $  2,354,000
                                                                                              ------------
                                                                                                 9,823,750
                                                                                              ------------
             RESTAURANTS - 3.07%
    90,000   McDonald's Corp. .......................................................            3,465,000
                                                                                              ------------
             RETAIL - 7.68%
    44,000   Costco Cos., Inc.* .....................................................            3,190,000
    65,000   Kroger Co.* ............................................................            3,806,562
    80,000   Office Depot, Inc.* ....................................................            1,670,000
                                                                                              ------------
                                                                                                 8,666,562
                                                                                              ------------
             SEMICONDUCTORS -15.83%
   120,000   Altera Corp.* ..........................................................            4,177,500
    67,400   Intel Corp. ............................................................            3,643,813
    70,000   Maxim Integrated Products, Inc.* .......................................            3,740,625
    25,000   Texas Instruments, Inc. ................................................            2,734,375
    80,000   Xilinx, Inc.* ..........................................................            3,555,000
                                                                                              ------------
                                                                                                17,851,313
                                                                                              ------------
             TECHNOLOGY - 7.92%
    65,000   Applied Materials, Inc.* ...............................................            3,570,937
    30,000   Micron Technology, Inc.* ...............................................            1,138,125
    90,000   Molex, Inc. ............................................................            2,756,250
    30,000   Novellus Systems, Inc.* ................................................            1,464,375
                                                                                              ------------
                                                                                                 8,929,687
                                                                                              ------------
             TELECOMMUNICATIONS - 3.60%
    30,000   Sprint Corp. (FON Group) ...............................................            3,382,500
    15,000   Sprint Corp. (PCS Group)* ..............................................              675,000
                                                                                              ------------
                                                                                                 4,057,500
                                                                                              ------------
             TOTAL COMMON STOCKS ....................................................          111,918,706
             (Cost $68,739,310)                                                               ------------

INVESTMENT COMPANY - 0.68%
   764,827   TempCash Provident Money Market Investment Fund ........................              764,827
                                                                                              ------------
              TOTAL INVESTMENT COMPANY ..............................................              764,827
              (Cost $764,827)                                                                 ------------

              TOTAL INVESTMENTS - 99.90% ............................................          112,683,533
              (Cost $69,504,137)                                                              ------------
              OTHER ASSETS
              NET OF LIABILITES - 0.10% .............................................              109,678
                                                                                              ------------
              TOTAL NET ASSETS - 100.00% ............................................         $112,793,211
                                                                                              ============

-------------
* Non-income producing security.

                             See accompanying notes to financial statements.

IBJ FUNDS TRUST
BLENDED TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) - MAY 31, 1999
----------------------------------------------------------------------------------------------------------
  SHARES                                                                                          VALUE
  ------                                                                                          -----
COMMON STOCKS - 58.07%
             AEROSPACE/DEFENSE - 1.68%
    14,200   Raytheon Co., Class B ..................................................         $    966,488
                                                                                              ------------
             BANKING - 3.17%
    14,000   BankAmerica Corp. ......................................................              905,625
    23,000   Wells Fargo & Co. ......................................................              920,000
                                                                                              ------------
                                                                                                 1,825,625
                                                                                              ------------
             BEVERAGES - 1.68%
    27,000   PepsiCo, Inc. ..........................................................              966,937
                                                                                              ------------
             CHEMICALS - 0.72%
    10,000   Monsanto Co. ...........................................................              415,000
                                                                                              ------------
             COMMERCIAL SERVICES - 0.24%
     8,000   Convergys Corp.* .......................................................              141,000
                                                                                              ------------
             COMPUTERS - 3.22%
    14,000   Automatic Data Processing, Inc. ........................................              576,625
    13,600   Hewlett-Packard Co. ....................................................            1,282,650
                                                                                              ------------
                                                                                                 1,859,275
                                                                                              ------------
             CONSUMER GOODS - 1.57%
    15,400   Kimberly-Clark Corp. ...................................................              903,788
                                                                                              ------------
             DIVERSIFIED MANUFACTURING - 4.16%
    18,000   AlliedSignal Corp. .....................................................            1,045,125
    13,300   General Electric Co. ...................................................            1,352,444
                                                                                              ------------
                                                                                                 2,397,569
                                                                                              ------------
             ENTERTAINMENT - 3.55%
    60,000   Mirage Resorts, Inc.* ..................................................            1,230,000
    12,000   Time Warner, Inc. ......................................................              816,750
                                                                                              ------------
                                                                                                 2,046,750
                                                                                              ------------
             FINANCIAL SERVICES - 1.51%
    20,000   Household International, Inc. ..........................................              867,500
                                                                                              ------------
             FOOD SERVICE - 1.44%
    28,000   Sysco Corp. ............................................................              831,250
                                                                                              ------------
             HEALTH CARE SERVICES - 1.96%
    12,000   Baxter International, Inc. .............................................              774,750
     5,835   Cardinal Health, Inc. ..................................................              352,288
                                                                                              ------------
                                                                                                 1,127,038
                                                                                              ------------
             HOUSEHOLD PRODUCTS - 1.39%
     8,000   Colgate-Palmolive Co. ..................................................         $    799,000
                                                                                              ------------
             INSURANCE - 2.96%
    10,000   American International Group, Inc. .....................................            1,143,125
     4,000   Progressive Corp. ......................................................              561,500
                                                                                              ------------
                                                                                                 1,704,625
                                                                                              ------------
             OIL AND GAS - 3.51%
    12,000   Exxon Corp. ............................................................              958,500
    10,500   Mobil Corp. ............................................................            1,063,125
                                                                                              ------------
                                                                                                 2,021,625
                                                                                              ------------
             PHARMACEUTICALS - 2.83%
    15,000   Amgen, Inc.* ...........................................................              948,750
     6,400   Pfizer, Inc. ...........................................................              684,800
                                                                                              ------------
                                                                                                 1,633,550
                                                                                              ------------
             RETAIL - 3.37%
    10,000   Costco Cos., Inc.* .....................................................              725,000
    20,800   Kroger Co.* ............................................................            1,218,100
                                                                                              ------------
                                                                                                 1,943,100
                                                                                              ------------
             RESTAURANTS - 1.74%
    26,000   McDonald's Corp. .......................................................            1,001,000
                                                                                              ------------
             SEMICONDUCTORS - 8.49%
    40,000   Altera Corp.* ..........................................................            1,392,500
    15,000   Intel Corp. ............................................................              810,938
    27,000   Maxim Integrated Products, Inc.* .......................................            1,442,812
    28,000   Xilinx, Inc.* ..........................................................            1,244,250
                                                                                              ------------
                                                                                                 4,890,500
                                                                                              ------------
             TECHNOLOGY - 6.45%
    22,000   Applied Materials, Inc.* ...............................................            1,208,625
    12,000   Micron Technology, Inc.* ...............................................              455,250
    25,000   Molex, Inc. ............................................................              765,625
    14,000   Novellus Systems, Inc.* ................................................              683,375
    14,500   SCI Systems, Inc.* .....................................................              601,750
                                                                                              ------------
                                                                                                 3,714,625
                                                                                              ------------
             TELECOMMUNICATIONS - 1.43%
    16,100   SBC Communications, Inc. ...............................................              823,112
                                                                                              ------------
             TOBACCO - 1.00%
    15,000   Philip Morris Cos., Inc. ...............................................              578,438
                                                                                              ------------
             TOTAL COMMON STOCKS ....................................................           33,457,795
             (Cost $22,929,615)                                                               ------------
                                                                             CREDIT
PAR VALUE                                                                    RATINGS+             VALUE
---------                                                                    -------              -----
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 22.57%
             U.S. TREASURY BONDS - 6.41%
$   750,000  6.250%, 08/15/23 .......................................         AAA/Aaa         $    764,527
  1,000,000  6.500%, 11/15/26 .......................................         AAA/Aaa            1,057,830
  1,500,000  6.625%, 02/15/27 .......................................         AAA/Aaa            1,611,975
    250,000  6.375%, 08/15/27 .......................................         AAA/Aaa              260,743
                                                                                              ------------
                                                                                                 3,695,075
                                                                                              ------------
             U.S. TREASURY NOTES - 10.18%
  1,000,000  6.000%, 07/31/02 .......................................         AAA/Aaa            1,011,070
  1,500,000  6.500%, 05/15/05 .......................................         AAA/Aaa            1,554,270
  1,500,000  6.875%, 05/15/06 .......................................         AAA/Aaa            1,589,310
  1,600,000  7.000%, 07/15/06 .......................................         AAA/Aaa            1,708,592
                                                                                              ------------
                                                                                                 5,863,242
                                                                                              ------------
             FEDERAL FARM CREDIT BANK - 1.29%
    750,000  6.010%, 07/09/02, MTN ..................................         AAA/Aaa              743,903
                                                                                              ------------
             FEDERAL HOME LOAN BANK - 1.72%
    500,000  6.135%, 12/23/04 .......................................         AAA/Aaa              501,020
    500,000  6.040%, 02/04/08 .......................................         AAA/Aaa              492,010
                                                                                              ------------
                                                                                                   993,030
                                                                                              ------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.11%
  1,170,000  6.943%, 03/21/07, Debenture ............................         AAA/Aaa            1,217,865
                                                                                              ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.71%
        443  6.500%, 08/25/04 .......................................         AAA/Aaa                  444
    400,000  6.570%, 08/22/07, MTN ..................................         AAA/Aaa              407,568
                                                                                              ------------
                                                                                                   408,012
                                                                                              ------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.15%
     52,201  13.000%, 03/15/12 ......................................         AAA/Aaa               60,488
     19,771  13.000%, 10/15/13 ......................................         AAA/Aaa               22,910
                                                                                              ------------
                                                                                                    83,398
                                                                                              ------------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS ...........                           13,004,525
             (Cost $12,972,129)                                                               ------------

CORPORATE OBLIGATIONS - 11.39%
             AEROSPACE - 0.78%
$   442,000  Lockheed Martin Corp. 7.250%, 05/15/06 .................       BBB+/Baa1         $    449,182
                                                                                              ------------
             AUTOMOBILES - 1.56%
    200,000  Delphi Auto Systems Corp. 6.500%, 05/01/09 .............        BBB/Baa2              190,250
    300,000  Ford Motor Credit Co. 6.550%, 09/10/02 .................            A/A1              301,875
    400,000  General Motors Acceptance Corp., Notes 7.000%, 03/01/00             A/A2              405,116
                                                                                              ------------
                                                                                                   897,241
                                                                                              ------------
             BANKING - 0.62%
    250,000  Bank of America Corp. Subordinated Notes 8.950%, 11/04/99          A/Aa3              253,125
    100,000  NBD Bancorp, Inc. 7.125%, 05/15/07 .....................            A/A1              101,875
                                                                                              ------------
                                                                                                   355,000
                                                                                              ------------
             ENTERTAINMENT - 0.14%
     80,000  Time Warner, Inc. 7.950%, 02/01/00 .....................       BBB-/Baa3               81,000
                                                                                              ------------
             FINANCIAL SERVICES - 0.64%
    360,000  BHP Finance USA, Yankee 7.875%, 12/01/02 ...............            A/A3              371,250
                                                                                              ------------
             HEALTH CARE SERVICES - 0.85%
     12,000  Columbia/HCA Healthcare Corp. 7.250%, 05/20/08 .........         BB+/Ba2               10,605
    500,000  Columbia/HCA Healthcare Corp., MTN 9.000%, 12/15/14 ....         BBB/Ba2              476,875
                                                                                              ------------
                                                                                                   487,480
                                                                                              ------------
             INDUSTRIAL GOODS AND SERVICES - 2.04%
$   350,000  Crown Cork & Seal Financial, Plc, Yankee 6.750%, 12/15/03       BBB/Baa2         $    350,000
    250,000  Unisys Corp., Senior Notes 12.000%, 04/15/03 ...........         BB-/Ba3              273,438
    550,000  Westinghouse Electric Corp., MTN 9.300%, 06/07/99 ......       BBB-/Baa3              550,000
                                                                                              ------------
                                                                                                 1,173,438
                                                                                              ------------
             OIL AND GAS - 4.04%
    350,000  Amoco Canada Petroleum Co. Yankee 7.950%, 10/01/22 .....         AAA/Aa1              365,312
    500,000  Ferrellgas Partners, L.P. 9.375%, 06/15/06 .............           B+/B1              498,750
    750,000  Imperial Oil Ltd., Yankee 8.750%, 10/15/19 .............         AA+/Aa2              786,562
    641,000  Occidental Petroleum Corp. Debenture 11.125%, 06/01/19 .        BBB/Baa2              677,858
                                                                                              ------------
                                                                                                 2,328,482
                                                                                              ------------
             REGIONAL AGENCIES - 0.18%
    100,000  Province of Alberta, Yankee 9.250%, 04/01/00 ...........         AA+/Aa2              102,750
                                                                                              ------------
             UTILITIES - 0.54%
    160,000  Duquesne Light Co. 8.375%, 05/15/24 ....................       BBB+/Baa1              168,400
    150,000  New England Telephone & Telegraph Co., Debenture
             6.375%, 09/01/08 .......................................          AA/Aa2              146,063
                                                                                              ------------
                                                                                                   314,463
                                                                                              ------------
             TOTAL CORPORATE OBLIGATIONS ............................                            6,560,286
             (Cost $6,689,018)                                                                ------------

ASSET-BACKED SECURITY - 1.31%
    750,000  Chase Manhattan Auto Owner Trust Series 1997-B, Class A4
             6.500%, 10/15/01 .......................................         AAA/Aaa              758,002
                                                                                              ------------
             TOTAL ASSET-BACKED SECURITY ............................                              758,002
             (Cost $756,671)                                                                  ------------

SHORT-TERM INVESTMENTS - 4.92%
             INVESTMENT COMPANY - 3.53%
  2,034,058  TempCash Provident Money Market Investment Fund ........                         $  2,034,058
                                                                                              ------------
 PAR VALUE
 ---------
             DISCOUNT NOTE (A) - 1.39%
$   800,000  Weyerhaeuser Real Estate 4.832%, 06/16/99 ..............                              798,390
                                                                                              ------------
             TOTAL SHORT-TERM INVESTMENTS ...........................                            2,832,448
             (Cost $2,832,448)                                                                ------------

             TOTAL INVESTMENTS - 98.26% .............................                           56,613,056
             (Cost $46,179,881)                                                               ------------
             OTHER ASSETS
             NET OF LIABILITES - 1.74% ..............................                           1,004,688
                                                                                              ------------
             TOTAL NET ASSETS - 100.00% .............................                         $ 57,617,744
                                                                                              ============

  * Non-income producing security.
MTN Medium Term Note
(A) Interest rate presented represents annualized yield at time of purchase.
  + See page 12 for Credit Rating Summary

                             See accompanying notes to financial statements.

                             CREDIT RATING SUMMARY

CREDIT RATINGS GIVEN BY STANDARD & POOR'S CORPORATION AND MOODY'S INVESTORS SERVICES INC.

STANDARD & POOR'S    MOODY'S
-----------------    -------
      AAA             Aaa     Instrument judged to be of the highest quality and
                              carrying the smallest amount of investment risk.
       AA              Aa     Instrument judged to be of high quality by all
                              standards.
        A               A     Instrument judged to be adequate by all standards.
      BBB             Baa     Instrument judged to be of modest quality by all
                              standards.
       BB              Ba     Instrument judged to have speculative elements.
        B               B     Instrument judged to lack characteristics of the
                              desirable investment.
       NR              NR     Not Rated. In the opinion of the Investment
                              Advisor, instrument judged to be of comparable investment quality to rated securities which may be purchased by the Fund.

For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number.

The Standard & Poor's rating may be modified by the addition of a plus or minus sign to show relative standings within the major rating categories.

U.S. Government and Agency Issues have an assumed rating of AAA/Aaa.

                 See accompanying notes to financial statements.

IBJ FUNDS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 1999 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                  RESERVE MONEY        CORE FIXED       CORE EQUITY       BLENDED TOTAL
                                                   MARKET FUND         INCOME FUND         FUND            RETURN FUND
                                                  -------------        ----------       -----------       -------------

ASSETS:
Investments at cost ...........................    $ 23,719,179        $ 35,449,542     $ 69,504,137      $ 46,179,881
Net unrealized appreciation (depreciation) ....            --              (113,972)      43,179,396        10,433,175
                                                   ------------        ------------     ------------      ------------
   Total investments at value .................      23,719,179          35,335,570      112,683,533        56,613,056
Cash ..........................................         100,427           1,778,569          997,814              --
Receivables:
   Investments sold ...........................            --                  --               --             609,124
   Fund shares sold ...........................            --                25,007          211,389           116,335
   Dividends and interest .....................           1,963             576,084           74,997           374,638
   From Investment Advisor ....................          12,257                --               --                --
Deferred organization costs ...................           3,859               3,859            3,859             3,859
Other assets ..................................             183                 490            1,981               323
                                                   ------------        ------------     ------------      ------------
   Total Assets ...............................      23,837,868          37,719,579      113,973,573        57,717,335
                                                   ------------        ------------     ------------      ------------

LIABILITIES:
Payables:
   To custodian ...............................            --                  --               --              17,919
   Fund shares repurchased ....................            --             1,875,381        1,029,730             5,637
   Advisory fees ..............................            --                12,718           48,993            24,814
   Custody fees ...............................             667               1,272            3,919             1,985
   Administration fees ........................           2,503               4,769           14,698             7,444
   Co-Administration fees .....................            --                   954            2,939             1,489
   Transfer agent fees ........................          11,070               4,572           11,727             9,520
   Trustees fees ..............................           1,498               2,662            7,773             3,991
Accrued expenses and other payables ...........          13,483              14,393           60,583            26,792
                                                   ------------        ------------     ------------      ------------
   Total Liabilities ..........................          29,221           1,916,721        1,180,362            99,591
                                                   ------------        ------------     ------------      ------------
NET ASSETS ....................................    $ 23,808,647        $ 35,802,858     $112,793,211      $ 57,617,744
                                                   ============        ============     ============      ============
NET ASSETS CONSIST OF:
Paid-In capital ...............................    $ 23,817,730        $ 36,039,212     $ 58,980,719      $ 46,926,544
Accumulated undistributed (distribution in
   excess of) net investment income ...........            --               (14,893)        (110,201)            8,723
Accumulated net realized gain (loss)
   on investments sold ........................          (9,083)           (107,489)      10,743,297           249,302
Net unrealized appreciation (depreciation)
   on investments .............................            --              (113,972)      43,179,396        10,433,175
                                                   ------------        ------------     ------------      ------------
TOTAL NET ASSETS ..............................    $ 23,808,647        $ 35,802,858     $112,793,211      $ 57,617,744
                                                   ============        ============     ============      ============

PREMIUM CLASS:
   Net assets .................................    $     13,966        $     14,320     $     20,318      $     16,879
                                                   ============        ============     ============      ============
   Shares of beneficial interest outstanding ..          13,970               1,422            1,197             1,377
                                                   ============        ============     ============      ============
   Net asset value offering and
     redemption price per share
     (Net Assets/Shares Outstanding) ..........    $       1.00        $      10.07     $      16.97      $      12.26
                                                   ============        ============     ============      ============

SERVICE CLASS:
   Net assets .................................    $ 23,794,681        $ 35,788,538     $112,772,893      $ 57,600,865
                                                   ============        ============     ============      ============
   Shares of beneficial interest outstanding ..      23,803,841           3,554,306        6,649,307         4,696,444
                                                   ============        ============     ============      ============
   Net asset value offering and
     redemption price per share
     (Net Assets/Shares Outstanding) ..........    $       1.00        $      10.07     $      16.96      $      12.26
                                                   ------------        ------------     ------------      ------------

                                    See accompanying notes to financial statements.

IBJ FUNDS TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                  RESERVE MONEY       CORE FIXED        CORE EQUITY       BLENDED TOTAL
                                                   MARKET FUND        INCOME FUND          FUND            RETURN FUND
                                                  -------------        ----------       -----------       -------------
INVESTMENT INCOME:
   Interest ...................................    $    429,823        $  1,199,597     $       --        $    802,701
   Dividends ..................................           7,303              11,113          494,792           219,134
                                                   ------------        ------------     ------------      ------------
     Total Income .............................         437,126           1,210,710          494,792         1,021,835
                                                   ------------        ------------     ------------      ------------
EXPENSES:
   Advisory ...................................          30,863              96,681          388,569           193,750
   Co-Administration ..........................           2,645               5,801           19,428             9,688
   Administration .............................          13,227              29,004           97,142            48,438
   Transfer Agent .............................          26,244              34,886           49,559            38,681
   Custody ....................................           3,552               7,789           26,137            13,026
   Professional fees ..........................           9,019              17,188           52,967            26,827
   Trustees ...................................           1,976               3,766           11,605             5,878
   Printing ...................................             520                 685            2,056               952
   Registration and filing fees ...............           9,890               9,345           10,972            10,027
   Amortization of organization costs .........           2,866               2,866            2,866             2,866
   Miscellaneous ..............................           1,245               1,824           22,012             6,171
                                                   ------------        ------------     ------------      ------------
     Total expenses before
       reimbursements/waivers .................         102,047             209,835          683,313           356,304
     Less expenses
       reimbursed/waived ......................         (45,766)            (23,239)         (78,320)          (39,032)
                                                   ------------        ------------     ------------      ------------
   Net expenses ...............................          56,281             186,596          604,993           317,272
                                                   ------------        ------------     ------------      ------------
NET INVESTMENT INCOME (LOSS) ..................         380,845           1,024,114         (110,201)          704,563
                                                   ------------        ------------     ------------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss) on
   investment transactions ....................            (283)            (78,636)      10,799,657          (276,794)
Net change in unrealized
   appreciation (depreciation) on investments .            --            (1,603,497)      10,433,589         2,532,727
                                                   ------------        ------------     ------------      ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS .................            (283)         (1,682,133)      21,233,246         2,255,933
                                                   ------------        ------------     ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..................    $    380,562        $   (658,019)    $ 21,123,045      $  2,960,496
                                                   ============        ============     ============      ============

                                    See accompanying notes to financial statements.

IBJ FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------
                                                                                             RESERVE MONEY
                                                                                              MARKET FUND
                                                                                   -------------------------------
                                                                                     SIX MONTHS
                                                                                       ENDED           YEAR ENDED
                                                                                    MAY 31, 1999      NOVEMBER 30,
                                                                                    (UNAUDITED)           1998
                                                                                    -----------           ----
INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss) ............................................         $    380,845      $  1,141,127
   Net realized gain (loss) on investment transactions ....................                 (283)             (247)
   Net change in unrealized appreciation (depreciation) on investments ....                 --                --
                                                                                    ------------      ------------
Net increase (decrease) in net assets resulting from operations ...........              380,562         1,140,880
                                                                                    ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Premium Class ..........................................................                 (297)             (677)
   Service Class ..........................................................             (380,548)       (1,140,450)
                                                                                    ------------      ------------
                                                                                        (380,845)       (1,141,127)
                                                                                    ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
   Premium Class ..........................................................                 --                --
   Service Class ..........................................................                 --                --
                                                                                    ------------      ------------
                                                                                            --                --
                                                                                    ------------      ------------
CAPITAL SHARE TRANSACTIONS:
Change in net assets from capital share transactions (Note 6) .............            5,210,648        (7,198,748)
                                                                                    ------------      ------------
Net change in net assets ..................................................            5,210,365        (7,198,995)
NET ASSETS:
   Beginning of year ......................................................           18,598,282        25,797,277
                                                                                    ------------      ------------
   End of period (including line A) .......................................         $ 23,808,647      $ 18,598,282
                                                                                    ============      ============
   (A) Undistributed (distribution in excess of) net investment income (loss)       $       --        $       --
                                                                                    ============      ============

                                  See accompanying notes to financial statements.

               CORE FIXED                          CORE EQUITY                         BLENDED TOTAL
              INCOME FUND                              FUND                             RETURN FUND
     ---------------------------------     -----------------------------     -------------------------------
      SIX MONTHS                            SIX MONTHS                        SIX MONTHS
        ENDED             YEAR ENDED           ENDED        YEAR ENDED           ENDED           YEAR ENDED
     MAY 31, 1999         NOVEMBER 30,     MAY 31, 1999     NOVEMBER 30,      MAY 31, 1999       NOVEMBER 30,
     (UNAUDITED)             1998          (UNAUDITED)          1998          (UNAUDITED)           1998
     ------------         ------------     ------------     ------------      ------------       ------------
     $  1,024,114         $  2,047,874     $   (110,201)    $    356,318      $    704,563       $  1,851,807
          (78,636)             367,794       10,799,657       15,507,187          (276,794)         5,722,500
       (1,603,497)             803,213       10,433,589        3,511,547         2,532,727          1,801,885
     ------------         ------------     ------------     ------------      ------------       ------------
         (658,019)           3,218,881       21,123,045       19,375,052         2,960,496          9,376,192
     ------------         ------------     ------------     ------------      ------------       ------------

             (425)                (614)            --                (50)             (186)              (418)
       (1,139,334)          (2,053,647)            --           (355,900)         (701,672)        (1,899,280)
     ------------         ------------     ------------     ------------      ------------       ------------
       (1,139,759)          (2,054,261)            --           (355,950)         (701,858)        (1,899,698)
     ------------         ------------     ------------     ------------      ------------       ------------

              (95)                (102)          (2,055)          (2,343)           (1,269)            (2,110)
         (253,848)            (243,081)     (14,694,987)     (16,713,117)       (5,191,592)        (9,347,592)
     ------------         ------------     ------------     ------------      ------------       ------------
         (253,943)            (243,183)     (14,697,042)     (16,715,460)       (5,192,861)        (9,349,702)
     ------------         ------------     ------------     ------------      ------------       ------------

         (963,029)           6,254,511      (18,135,565)      16,798,691        (5,725,745)         6,269,878
     ------------         ------------     ------------     ------------      ------------       ------------
       (3,014,750)           7,175,948      (11,709,562)      19,102,333        (8,659,968)         4,396,670

       38,817,608           31,641,660      124,502,773      105,400,440        66,277,712         61,881,042
     ------------         ------------     ------------     ------------      ------------       ------------
     $ 35,802,858         $ 38,817,608     $112,793,211     $124,502,773      $ 57,617,744       $ 66,277,712
     ============         ============     ============     ============      ============       ============
     $    (14,893)        $    100,752     $   (110,201)    $       --        $      8,723       $      6,018
     ============         ============     ============     ============      ============       ============

IBJ FUNDS TRUST
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------
                                                               RESERVE MONEY MARKET FUND
                                                                     PREMIUM CLASS
                               -------------------------------------------------------------------------------
                               SIX MONTHS ENDED    YEAR ENDED      YEAR ENDED     YEAR ENDED      PERIOD ENDED
                                 MAY 31, 1999      NOVEMBER 30,    NOVEMBER 30,   NOVEMBER 30,    NOVEMBER 30,
                                 (UNAUDITED)          1998            1997           1996             1995*
                                 -----------          ----            ----           ----             -----
NET ASSET VALUE,
Beginning of the Period .....    $  1.00             $  1.00        $  1.00         $  1.00          $  1.00
                                 -------             -------        -------         -------          -------
Income from Investment
Operations:
   Net investment income ....       0.02                0.05           0.05            0.05             0.04
                                 -------             -------        -------         -------          -------
Less Dividends from:
   Net investment income ....      (0.02)              (0.05)         (0.05)          (0.05)           (0.04)
                                 -------             -------        -------         -------          -------
NET ASSET VALUE, End of Period   $  1.00             $  1.00        $  1.00         $  1.00          $  1.00
                                 =======             =======        =======         =======          =======
Total Return (a) ............       2.17%               5.27%          4.96%           4.88%            4.55%
Ratios/Supplemental Data:
Net Assets at the end of
   period (in thousands) ....    $    14             $    14        $    13         $    14          $    13
Ratios to average net assets:
   Expenses before waivers+ .       1.16%**             0.76%          0.99%           0.95%            0.92%**
   Expenses net of waivers ..       0.64%**             0.41%          0.64%           0.65%            0.64%**
   Net investment income
     (net of waivers) .......       4.32%**             5.16%          4.84%           4.82%            5.40%**

----------------
  * Commencement of operations, February 1, 1995.
 ** Annualized.
  + During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.

                                 See accompanying notes to financial statements.

                                                               RESERVE MONEY MARKET FUND
                                                                    SERVICE CLASS
                               -------------------------------------------------------------------------------
                               SIX MONTHS ENDED    YEAR ENDED      YEAR ENDED     YEAR ENDED      PERIOD ENDED
                                 MAY 31, 1999      NOVEMBER 30,    NOVEMBER 30,   NOVEMBER 30,    NOVEMBER 30,
                                 (UNAUDITED)          1998            1997           1996             1995*
                                 -----------          ----            ----           ----             -----
NET ASSET VALUE,
Beginning of the Period .....      $  1.00           $  1.00        $  1.00         $  1.00          $  1.00
                                   -------           -------        -------         -------          -------
Income from Investment
Operations:
   Net investment income ....         0.02              0.05           0.05            0.05             0.04
                                   -------           -------        -------         -------          -------
Less Dividends from:
   Net investment income ....        (0.02)            (0.05)         (0.05)          (0.05)           (0.04)
                                   -------           -------        -------         -------          -------
NET ASSET VALUE, End of Period     $  1.00           $  1.00        $  1.00         $  1.00          $  1.00
                                   =======           =======        =======         =======          =======
Total Return (a) ............         2.17%             5.27%          4.96%           4.88%            4.55%
Ratios/Supplemental Data:
Net Assets at the end of
   period (in thousands) ....      $23,795           $18,585        $25,784         $34,269          $28,943
Ratios to average net assets:
   Expenses before waivers+ .         1.16%**           0.76%          0.99%           0.95%            0.92%**
   Expenses net of waivers ..         0.64%**           0.41%          0.64%           0.65%            0.64%**
   Net investment income
     (net of waivers) .......         4.32%**           5.16%          4.84%           4.82%            5.40%**

-----------------
  * Commencement of operations, February 1, 1995.
 ** Annualized.
  + During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.

                                 See accompanying notes to financial statements.

IBJ FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------
                                                               CORE FIXED INCOME FUND
                                                                    PREMIUM CLASS
                               -------------------------------------------------------------------------------
                               SIX MONTHS ENDED    YEAR ENDED      YEAR ENDED     YEAR ENDED      PERIOD ENDED
                                 MAY 31, 1999      NOVEMBER 30,    NOVEMBER 30,   NOVEMBER 30,    NOVEMBER 30,
                                 (UNAUDITED)          1998            1997           1996             1995*
                                 -----------          ----            ----           ----             -----
NET ASSET VALUE,
Beginning of the Period .....      $ 10.61           $ 10.35        $ 10.22         $ 10.72          $ 10.00
                                   -------           -------        -------         -------          -------
Income from Investment
Operations:
   Net investment income ....         0.27              0.59           0.57            0.54             0.48
   Net realized and unrealized
     gains (losses) on
     investment transactions         (0.44)             0.34           0.13           (0.12)            0.72
                                   -------           -------        -------         -------          -------
   Total income (loss) from
     investment operations ..        (0.17)             0.93           0.70            0.42             1.20
                                   -------           -------        -------         -------          -------
Less Dividends from:
   Net investment income ....        (0.30)            (0.59)         (0.57)          (0.54)           (0.48)
   Realized gains ...........        (0.07)            (0.08)          --             (0.38)            --
                                   -------           -------        -------         -------          -------
   Total Distributions ......        (0.37)            (0.67)         (0.57)          (0.92)           (0.48)
                                   -------           -------        -------         -------          -------
Net change in net asset
   value per share ..........        (0.54)             0.26           0.13           (0.50)            0.72
                                   -------           -------        -------         -------          -------
NET ASSET VALUE, End of Period     $ 10.07           $ 10.61        $ 10.35         $ 10.22          $ 10.72
                                   =======           =======        =======         =======          =======

Total Return (a) ............        (1.70)%            9.27%          7.20%           4.25%           12.28%
Ratios/Supplemental Data:
Net Assets at the end of
   period (in thousands) ....      $    14           $    15        $    13         $    15          $    14
Ratios to average net assets:
   Expenses before waivers+ .         1.09%**           0.90%          1.17%           1.22%            1.22%**
   Expenses net of waivers ..         0.97%**           0.80%          1.07%           1.12%            1.12%**
   Net investment income ....         5.30%**           5.63%          5.61%           5.07%            5.59%**
Portfolio Turnover Rate (b) .           22%               93%           210%            160%             297%

--------------------
  * Commencement of operations, February 1, 1995.
 ** Annualized.
  + During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                                 See accompanying notes to financial statements.

                                                               CORE FIXED INCOME FUND
                                                                     SERVICE CLASS
                               -------------------------------------------------------------------------------
                               SIX MONTHS ENDED    YEAR ENDED      YEAR ENDED     YEAR ENDED      PERIOD ENDED
                                 MAY 31, 1999      NOVEMBER 30,    NOVEMBER 30,   NOVEMBER 30,    NOVEMBER 30,
                                 (UNAUDITED)          1998            1997           1996             1995*
                                 -----------          ----            ----           ----             -----
NET ASSET VALUE,
Beginning of the Period .....      $ 10.61           $ 10.36        $ 10.22         $ 10.72          $ 10.00
                                   -------           -------        -------         -------          -------
Income from Investment
Operations:
   Net investment income ....         0.27              0.59           0.57            0.54             0.48
   Net realized and unrealized
     gains (losses) on
     investment transactions         (0.44)             0.33           0.14           (0.12)            0.72
                                   -------           -------        -------         -------          -------
   Total income (loss) from
     investment operations ..        (0.17)             0.92           0.71            0.42             1.20
                                   -------           -------        -------         -------          -------
Less Dividends from:
   Net investment income ....        (0.30)            (0.59)         (0.57)          (0.54)           (0.48)
   Realized gains ...........        (0.07)            (0.08)          --             (0.38)            --
                                   -------           -------        -------         -------          -------
   Total Distributions ......        (0.37)            (0.67)         (0.57)          (0.92)           (0.48)
                                   -------           -------        -------         -------          -------
Net change in net asset
   value per share ..........        (0.54)             0.25           0.14           (0.50)            0.72
                                   -------           -------        -------         -------          -------
NET ASSET VALUE, End of Period     $ 10.07           $ 10.61        $ 10.36         $ 10.22          $ 10.72
                                   =======           =======        =======         =======          =======
Total Return (a) ............        (1.70)%            9.27%          7.20%           4.25%           12.28%
Ratios/Supplemental Data:
Net Assets at the end of
   period (in thousands) ....      $35,789           $38,803        $31,628         $27,768          $26,849
Ratios to average net assets:
   Expenses before waivers+ .         1.09%**           0.90%          1.17%           1.22%            1.22%**
   Expenses net of waivers ..         0.97%**           0.80%          1.07%           1.12%            1.12%**
   Net investment income ....         5.30%**           5.63%          5.61%           5.07%            5.59%**
Portfolio Turnover Rate (b) .           22%               93%           210%            160%             297%

-----------------
  * Commencement of operations, February 1, 1995.
 ** Annualized.
  + During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                                 See accompanying notes to financial statements.

IBJ FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------
                                                                   CORE EQUITY FUND
                                                                     PREMIUM CLASS
                               -------------------------------------------------------------------------------
                               SIX MONTHS ENDED    YEAR ENDED      YEAR ENDED     YEAR ENDED      PERIOD ENDED
                                 MAY 31, 1999      NOVEMBER 30,    NOVEMBER 30,   NOVEMBER 30,    NOVEMBER 30,
                                 (UNAUDITED)          1998            1997           1996             1995*
                                 -----------          ----            ----           ----             -----
NET ASSET VALUE,
Beginning of the Period .....      $ 16.52           $ 16.68        $ 15.37         $ 12.97          $ 10.00
                                   -------           -------        -------         -------          -------
Income from Investment
Operations:
   Net investment income (loss)      (0.01)             0.07           0.35            0.14             0.13
   Net realized and unrealized
     gains on investment
     transactions ...........         2.41              2.37           3.04            2.90             2.84
                                   -------           -------        -------         -------          -------
   Total income from
     investment operations ..         2.40              2.44           3.39            3.04             2.97
                                   -------           -------        -------         -------          -------
Less Distributions from:
   Net investment income ....         --               (0.05)         (0.31)          (0.19)            --
   In excess of net
     investment income ......         --                --            (0.24)           --               --
   Realized gains ...........        (1.95)            (2.55)         (1.53)          (0.45)            --
                                   -------           -------        -------         -------          -------
   Total Distributions ......        (1.95)            (2.60)         (2.08)          (0.64)            --
                                   -------           -------        -------         -------          -------
Net change in net asset
   value per share ..........         0.45             (0.16)          1.31            2.40             2.97
                                   -------           -------        -------         -------          -------
NET ASSET VALUE, End of Period     $ 16.97           $ 16.52        $ 16.68         $ 15.37          $ 12.97
                                   =======           =======        =======         =======          =======

Total Return (a) ............        16.86%            17.87%         24.68%          24.61%           29.70%
Ratios/Supplemental Data:
Net Assets at the end of
   period (in thousands) ....      $    20           $    17        $    15         $    20          $    16
Ratios to average net assets:
   Expenses before waivers+ .         1.06%**           1.04%          0.99%           0.99%            1.09%**
   Expenses net of waivers ..         0.93%**           0.94%          0.89%           0.89%            0.89%**
   Net investment income ....        (0.17)%**          0.32%          0.74%           0.93%            1.30%**
Portfolio Turnover Rate (b) .            6%               92%            44%             27%              37%

---------------
  * Commencement of operations, February 1, 1995.
 ** Annualized.
  + During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                                 See accompanying notes to financial statements.

                                                                   CORE EQUITY FUND
                                                                     SERVICE CLASS
                               -------------------------------------------------------------------------------
                               SIX MONTHS ENDED    YEAR ENDED      YEAR ENDED     YEAR ENDED      PERIOD ENDED
                                 MAY 31, 1999      NOVEMBER 30,    NOVEMBER 30,   NOVEMBER 30,    NOVEMBER 30,
                                 (UNAUDITED)          1998            1997           1996             1995*
                                 -----------          ----            ----           ----             -----
NET ASSET VALUE,
Beginning of the Period .....      $ 16.51           $ 16.67        $ 15.37         $ 12.97          $ 10.00
                                   -------           -------        -------         -------          -------
Income from Investment
Operations:
   Net investment income (loss)      (0.02)             0.07           0.35            0.14             0.13
   Net realized and unrealized
     gains on investment
     transactions ...........         2.42              2.37           3.03            2.90             2.84
                                   -------           -------        -------         -------          -------
   Total income from
     investment operations ..         2.40              2.44           3.38            3.04             2.97
                                   -------           -------        -------         -------          -------
Less Distributions from:
   Net investment income ....         --               (0.05)         (0.31)          (0.19)            --
   In excess of net
     investment income ......         --                --            (0.24)           --               --
   Realized gains ...........        (1.95)            (2.55)         (1.53)          (0.45)            --
                                   -------           -------        -------         -------          -------
   Total Distributions ......        (1.95)            (2.60)         (2.08)          (0.64)            --
                                   -------           -------        -------         -------          -------
Net change in net asset
   value per share ..........         0.45             (0.16)          1.30            2.40             2.97
                                   -------           -------        -------         -------          -------
NET ASSET VALUE, End of Period     $ 16.96           $ 16.51        $ 16.67         $ 15.37          $ 12.97
                                   =======           =======        =======         =======          =======
Total Return (a) ............        16.86%            17.87%         24.68%          24.61%           29.70%
Ratios/Supplemental Data:
Net Assets at the end of
   period (in thousands) ....     $112,773          $124,485       $105,386        $93,640          $86,596
Ratios to average net assets:
   Expenses before waivers+ .         1.06%**           1.04%          0.99%           0.99%            1.09%**
   Expenses net of waivers ..         0.93%**           0.94%          0.89%           0.89%            0.89%**
   Net investment income ....        (0.17)%**          0.32%          0.74%           0.93%            1.29%**
Portfolio Turnover Rate (b) .            6%               92%            44%             27%              37%

-----------------
  * Commencement of operations, February 1, 1995.
 ** Annualized.
  + During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                                 See accompanying notes to financial statements.

IBJ FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------
                                                               BLENDED TOTAL RETURN FUND
                                                                     PREMIUM CLASS
                               -------------------------------------------------------------------------------
                               SIX MONTHS ENDED    YEAR ENDED      YEAR ENDED     YEAR ENDED      PERIOD ENDED
                                 MAY 31, 1999      NOVEMBER 30,    NOVEMBER 30,   NOVEMBER 30,    NOVEMBER 30,
                                 (UNAUDITED)          1998            1997           1996             1995*
                                 -----------          ----            ----           ----             -----
NET ASSET VALUE,
Beginning of the Period .....      $ 12.90           $ 13.51        $ 12.76         $ 11.78          $ 10.00
                                   -------           -------        -------         -------          -------
Income from Investment
Operations:
   Net investment income ....         0.09              0.38           0.50            0.34             0.27
   Net realized and unrealized
     gains on investment
     transactions ...........         0.37              1.41           1.27            1.26             1.79
                                   -------           -------        -------         -------          -------
   Total income from
     investment operations ..         0.46              1.79           1.77            1.60             2.06
                                   -------           -------        -------         -------          -------
Less Dividends from:
   Net investment income ....        (0.09)            (0.38)         (0.50)          (0.35)           (0.28)
   Realized gains ...........        (1.01)            (2.02)         (0.52)          (0.27)            --
                                   -------           -------        -------         -------          -------
   Total Distributions ......        (1.10)            (2.40)         (1.02)          (0.62)           (0.28)
                                   -------           -------        -------         -------          -------
Net change in net asset
   value per share ..........        (0.64)            (0.61)          0.75            0.98             1.78
                                   -------           -------        -------         -------          -------
NET ASSET VALUE, End of Period     $ 12.26           $ 12.90        $ 13.51         $ 12.76          $ 11.78
                                   =======           =======        =======         =======          =======

Total Return (a) ............         4.46%            15.98%         14.69%          14.08%           20.72%
Ratios/Supplemental Data:
Net Assets at the end of
   period (in thousands) ....      $    17           $    16        $    14         $    17          $    15
Ratios to average net assets:
   Expenses before waivers+ .         1.10%**           1.01%          1.07%           1.09%            1.14%**
   Expenses net of waivers ..         0.98%**           0.91%          0.97%           0.99%            1.04%**
   Net investment income ....         2.18%**           2.95%          2.91%           2.98%            3.04%**
Portfolio Turnover Rate (b) .           20%               76%           138%             77%              78%

----------------
  * Commencement of operations, February 1, 1995.
 ** Annualized.
  + During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                                 See accompanying notes to financial statements.

                                                               BLENDED TOTAL RETURN FUND
                                                                     SERVICE CLASS
                               -------------------------------------------------------------------------------
                               SIX MONTHS ENDED    YEAR ENDED      YEAR ENDED     YEAR ENDED      PERIOD ENDED
                                 MAY 31, 1999      NOVEMBER 30,    NOVEMBER 30,   NOVEMBER 30,    NOVEMBER 30,
                                 (UNAUDITED)          1998            1997           1996             1995*
                                 -----------          ----            ----           ----             -----
NET ASSET VALUE,
Beginning of the Period .....      $ 12.90           $ 13.51        $ 12.76         $ 11.79          $ 10.00
                                   -------           -------        -------         -------          -------
Income from Investment
Operations:
   Net investment income ....         0.09              0.38           0.50            0.34             0.31
   Net realized and unrealized
     gains on investment
     transactions ...........         0.37              1.41           1.27            1.26             1.79
                                   -------           -------        -------         -------          -------
   Total income from
     investment operations ..         0.46              1.79           1.77            1.60             2.10
                                   -------           -------        -------         -------          -------
Less Dividends from:
   Net investment income ....        (0.09)            (0.38)         (0.50)          (0.36)           (0.31)
   Realized gains ...........        (1.01)            (2.02)         (0.52)          (0.27)            --
                                   -------           -------        -------         -------          -------
   Total Distributions ......        (1.10)            (2.40)         (1.02)          (0.63)           (0.31)
                                   -------           -------        -------         -------          -------
Net change in net asset
   value per share ..........        (0.64)            (0.61)          0.75            0.97             1.79
                                   -------           -------        -------         -------          -------
NET ASSET VALUE, End of Period     $ 12.26           $ 12.90        $ 13.51         $ 12.76          $ 11.79
                                   =======           =======        =======         =======          =======

Total Return (a) ............         4.46%            15.98%         14.69%          14.08%           20.82%
Ratios/Supplemental Data:
Net Assets at the end of
   period (in thousands) ....      $57,601           $66,262        $61,867         $64,232          $50,583
Ratios to average net assets:
   Expenses before waivers+ .         1.10%**           1.01%          1.07%           1.09%            1.15%**
   Expenses net of waivers ..         0.98%**           0.91%          0.97%           0.99%            1.05%**
   Net investment income ....         2.18%**           2.95%          2.91%           2.98%            3.04%**
Portfolio Turnover Rate (b) .           20%               76%           138%             77%              78%

------------------
  * Commencement of operations, February 1, 1995.
 ** Annualized.
+   During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                                See accompanying notes to financial statements.

IBJ FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION. IBJ Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company and currently consists of four separate investment portfolios: Reserve Money Market Fund, Core Fixed Income Fund, Core Equity Fund and Blended Total Return Fund (individually, a "Fund", and collectively, the "Funds"), each with two classes of shares known as the Premium Class and the Service Class. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class. The Premium Class may be subject to a 12b-1 fee of up to 0.35% of average daily net assets and a shareholder servicing fee of up to 0.50% of average daily net assets. For the six months ended May 31, 1999, no 12b-1 and shareholder servicing fees were paid. The Service Class will not be subject to such fees.

The investment objectives of the Reserve Money Market Fund ("Money Market") are current income, liquidity and the maintenance of a stable $1.00 net asset value per share by investing in high quality, U.S. dollar-denominated short-term obligations which are determined by the investment advisor to present minimal credit risks.

The investment objective of the Core Fixed Income Fund ("Core Fixed Income") is to provide a high total return (appreciation plus current income) by investing at least 65% of its total assets in bonds such as U.S. Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), savings and loan and U.S. and foreign bank obligations, commercial paper, and related repurchase agreements.

The investment objective of the Core Equity Fund ("Core Equity") is to seek long-term capital appreciation through investment in a diversified portfolio of common stock (and securities convertible into common stock) of publicly traded, U.S. companies. However, if in the investment advisor's judgement, market conditions change, Core Equity may also invest in the common stock, convertible securities, preferred stocks and warrants of any U.S. companies, the equity securities of foreign companies (if traded "over-the-counter"), and American Depository Receipts.

The investment objective of the Blended Total Return Fund ("Blended Total Return") is to provide investors with long-term capital appreciation and current income for high total return by investing in varying proportions of equities and debt securities depending on the projected strength of the equity and debt markets at the time of purchase.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         (a) Portfolio Valuations: The net asset value per share of the Funds is calculated as of 12:00 noon (Eastern Standard Time) for Money Market and as of 4:00 p.m. (Eastern Standard Time) for each of the non-money market funds. Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Money Market uses the amortized cost method to value its portfolio securities, in accordance with Rule 2a-7 under the 1940 Act and seeks to maintain a constant net asset value of $1.00 per share. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.

         (b) Securities Transactions and Related Income: The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Realized gains and losses from security transactions are recorded on an identified cost basis.

         (c) Expenses: The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund, while general Trust expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. The investment income and expense of a Fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred. Costs incurred in connection with the organization and initial registration of the Funds have been deferred and are being amortized on a straight-line basis over sixty months beginning with each Fund's commencement of operations. In the event any of the initial shares of any of the Funds are redeemed, the redemption proceeds will be reduced by the amount of any unamortized organization expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

         (d) Dividends and Distributions to Shareholders: Money Market's and Core Fixed Income's net investment income is declared daily and paid monthly. Core Equity's net investment income is declared and paid annually. Blended Total Return's net investment income is declared and paid quarterly. Net realized gains on portfolio securities, if any, are distributed at least annually by each Fund. However, to the extent net realized gains can be offset by capital loss carryover, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date.The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividend and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. Permanent book/tax differences are primarily attributable to market discount, redesignation of distributions and paydowns.

         (e) Federal Income Taxes: It is the Funds' policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute timely all of their net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES. The Trust, on behalf of each Fund, has entered into investment advisory agreements (the "Advisory Agreements") with IBJ Whitehall Bank & Trust Company (the "Advisor" or "IBJW"). Pursuant to the terms of the Advisory Agreements, the Advisor is entitled to a fee that is calculated daily and paid monthly based on the average daily net assets of each Fund, at the annual rate of: 0.35% for Money Market; 0.50% for Core Fixed Income; 0.60% for Core Equity; and 0.60% for Blended Total Return. Through November 30, 1999, the Advisor has contractually agreed to waive a portion of its management fee equal to 0.10% of average daily net assets with respect to Core Fixed Income, Core Equity and Blended Total Return. This resulted in fee waivers of $19,336, $64,762 and $32,292 for Core Fixed Income, Core Equity and Blended Total Return, respectively, for the six months ended May 31, 1999. Through November 30, 1999, the Advisor has contractually agreed to waive its management fee for Money Market and to reimburse Money Market up to $35,000 for its other expenses. This resulted in the Advisor waiving $30,863 in management fees and reimbursing expenses of $12,258 for the six months ended May 31, 1999. Under the terms of its contractual waiver, the Advisor may charge Money Market up to its full management fee and may reimburse Money Market less than $35,000 if, in doing so, Money Market's net expenses would not exceed 0.64% of average daily net assets. IBJW also serves as custodian for all the Funds.

In September 1998, IBJW entered into a Co-Administration Services Contract with the Trust. Under this contract, IBJW performs supplemental administrative services, including (i) supervising the activities of First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, and the Funds' other service providers, (ii) serving as liaison with the Trustees and (iii) providing general product management and oversight to the extent not provided by Investor Services Group. In consideration of IBJW's services under this contract, the Trust pays IBJW a monthly fee with respect to each Fund at an annual rate of 0.03% of the average daily value of the net assets of the Fund during the preceding month. For the six months ended May 31, 1999, IBJW received co-administration fees of $2,645, $5,801, $19,428 and $9,688 and has waived co-administration fees of $2,645, $3,903, $13,558 and $6,740 for Money Market, Core Fixed Income, Core Equity and Blended Total Return, respectively.

The Trust and Investor Services Group have entered into an administration agreement under which Investor Services Group provides services for a fee, computed daily and paid monthly, at the annual rate of 0.15% of average daily net assets of each Fund up to $500 million; 0.10% of average daily net assets of each Fund in excess of $500 million up to $1 billion; 0.075% of average daily net assets of each Fund in excess of $1 billion. The services are subject to the supervision of the Trust's Board of Trustees and officers and include the day-to-day administration of matters related to the corporate existence of the Trust, maintenance of its records, preparation of reports, supervision of the Trust's arrangements with its custodian and assistance in the preparation of the Trust's registration statements under federal and state laws.

In addition, Investor Services Group also provides certain fund accounting and related services. For these services, Investor Services Group is paid an annual fee of $35,000 per Fund plus $5,000 for each additional class of shares.

The Investor Services Group also serves as transfer agent for the Funds pursuant to a Transfer Agency and Services Agreement with the Trust. The fee for this service is $20,000 per Fund plus reimbursement of certain out-of-pocket expenses.

First Data Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of Investor Services Group and an indirect wholly-owned subsidiary of First Data Corporation, serves as the distributor of the Trust's shares.

The Trust has adopted a Rule 12b-1 Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for the Premium Class of Shares of each Fund of the Trust. The Distributor may be paid a fee of up to 0.35% of the average daily net assets of the Premium Class of each Fund. There were no fees or expenses charged to the Trust under the Plan. The Distributor serves as the exclusive distributor of the shares of each Fund pursuant to its Distribution Agreement with the Trust. In addition, a shareholder servicing fee of up to 0.50% of the average daily net assets of the Premium Class of each Fund may be paid to various financial institutions for providing services, such as maintaining shareholder accounts and records.

NOTE 4 -- TRUSTEE COMPENSATION. The Trust pays each unaffiliated Trustee or Director an annual fee of $5,000 ($7,000 for the Chairman of the Board), plus a fee of $500 for each Board of Trustees meeting and $500 for each Board committee meeting of the Trust. The Trust also reimburses expenses incurred by each unaffiliated Trustee or Director in attending such meetings. Trustees who are affiliated receive no compensation from the Trust.

NOTE 5 -- SECURITIES TRANSACTIONS. For the six months ended May 31, 1999, the cost of purchases and the proceeds from sales of the Funds' portfolio securities (excluding short-term investments), amounted to the following:

                                                      PURCHASES                               SALES
                                          ------------------------------         ------------------------------
                                          U.S. GOVERNMENT          OTHER         U.S. GOVERNMENT          OTHER
                                          ---------------          -----         ---------------          -----
Core Fixed Income ......................    $ 7,109,118         $ 1,086,636        $ 6,673,789         $ 2,720,046
Core Equity ............................         --               7,200,554             --              37,575,613
Blended Total Return ...................      4,939,848           7,303,760          5,032,942          17,061,500

The aggregate gross unrealized appreciation and (depreciation), net unrealized appreciation (depreciation) and cost for all securities as computed on a federal income tax basis, at May 31, 1999 for each Fund is as follows:

                                                                                       NET
                                           GROSS                GROSS             APPRECIATION
                                        APPRECIATION        (DEPRECIATION)       (DEPRECIATION)           COST
                                        ------------        --------------       --------------           ----
Money Market .......................       $   --             $   --               $    --            $23,719,179
Core Fixed Income ..................          425,060          (539,032)              (113,972)        35,449,542
Core Equity ........................       43,573,510          (394,114)            43,179,396         69,504,137
Blended Total Return ...............       11,052,865          (619,690)            10,433,175         46,179,881

NOTE 6 -- CAPITAL SHARE TRANSACTIONS. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Funds are as follows:

                                                                                 MONEY MARKET
                                                        ------------------------------------------------------------------
                                                            SIX MONTHS ENDED                        YEAR ENDED
                                                              MAY 31, 1999                        NOVEMBER 30, 1998
                                                       ------------------------------        ------------------------------
                                                         SHARES            AMOUNT              SHARES             AMOUNT
                                                       -----------       ------------        -----------       ------------
PREMIUM CLASS
Issued ...........................................            --         $       --                 --         $       --
Reinvested .......................................             297                297                737                737
Redeemed .........................................            --                 --                 --                 --
                                                       -----------       ------------        -----------       ------------
Net increase .....................................             297       $        297                737       $        737
                                                       ===========       ============        ===========       ============
SERVICE CLASS
Issued ...........................................      21,932,545       $ 21,932,545         36,424,340       $ 36,424,340
Reinvested .......................................         380,609            380,609          1,244,464          1,244,464
Redeemed .........................................     (17,102,803)       (17,102,803)       (44,868,289)       (44,868,289)
                                                       -----------       ------------        -----------       ------------
Net increase (decrease) ..........................       5,210,351       $  5,210,351         (7,199,485)      $ (7,199,485)
                                                       ===========       ============        ===========       ============
                                                                                CORE FIXED INCOME
                                                        ------------------------------------------------------------------
                                                            SIX MONTHS ENDED                        YEAR ENDED
                                                              MAY 31, 1999                        NOVEMBER 30, 1998
                                                       ------------------------------        ------------------------------
                                                         SHARES            AMOUNT              SHARES             AMOUNT
                                                       -----------       ------------        -----------       ------------
PREMIUM CLASS
Issued ...........................................            --         $       --                 --         $       --
Reinvested .......................................              50                521                 91                984
Redeemed .........................................            --                 --                 --                 --
                                                       -----------       ------------        -----------       ------------
Net increase .....................................              50       $        521                 91       $        984
                                                       ===========       ============        ===========       ============
SERVICE CLASS
Issued ...........................................         244,288       $  2,541,326            865,700       $  9,118,310
Reinvested .......................................         134,633          1,394,783            234,260          2,441,837
Redeemed .........................................        (480,128)        (4,899,659)          (498,022)        (5,306,620)
                                                       -----------       ------------        -----------       ------------
Net increase (decrease) ..........................        (101,207)      $   (963,550)           601,938       $  6,253,527
                                                       ===========       ============        ===========       ============
                                                                                  CORE EQUITY
                                                        ------------------------------------------------------------------
                                                            SIX MONTHS ENDED                        YEAR ENDED
                                                              MAY 31, 1999                        NOVEMBER 30, 1998
                                                       ------------------------------        ------------------------------
                                                         SHARES            AMOUNT              SHARES             AMOUNT
                                                       -----------       ------------        -----------       ------------
PREMIUM CLASS
Issued ...........................................            --         $       --                 --         $       --
Reinvested .......................................             144              2,056                182              2,884
Redeemed .........................................            --                 --                 --                 --
                                                       -----------       ------------        -----------       ------------
Net increase .....................................             144       $      2,056                182       $      2,884
                                                       ===========       ============        ===========       ============
SERVICE CLASS
Issued ...........................................         517,951       $  8,547,924          1,473,105       $ 22,769,953
Reinvested .......................................       1,035,579         14,694,872          1,293,470         18,597,850
Redeemed .........................................      (2,442,719)       (41,380,417)        (1,548,197)       (24,571,996)
                                                       -----------       ------------        -----------       ------------
Net increase (decrease) ..........................        (889,189)      $(18,137,621)         1,218,378       $ 16,795,807
                                                       ===========       ============        ===========       ============
                                                                             BLENDED TOTAL RETURN
                                                        ------------------------------------------------------------------
                                                            SIX MONTHS ENDED                        YEAR ENDED
                                                              MAY 31, 1999                        NOVEMBER 30, 1998
                                                       ------------------------------        ------------------------------
                                                         SHARES            AMOUNT              SHARES             AMOUNT
                                                       -----------       ------------        -----------       ------------
PREMIUM CLASS
Issued ...........................................            --         $       --                 --         $       --
Reinvested .......................................             125              1,454                228              2,656
Redeemed .........................................            --                 --                 --                 --
                                                       -----------       ------------        -----------       ------------
Net increase .....................................             125       $      1,454                228       $      2,656
                                                       ===========       ============        ===========       ============
SERVICE CLASS
Issued ...........................................         272,779       $  3,353,244            539,674       $  6,727,596
Reinvested .......................................         503,320          5,893,241          1,001,007         11,662,505
Redeemed .........................................      (1,216,694)       (14,973,684)          (982,001)       (12,122,879)
                                                       -----------       ------------        -----------       ------------
Net increase (decrease) ..........................        (440,595)      $ (5,727,199)           558,680       $  6,267,222
                                                       ===========       ============        ===========       ============

NOTE 7 -- YEAR 2000. The Funds could be adversely affected if the computer systems used by the Advisor and the Funds' other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Advisor is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the Funds invest may be adversely affected by Year 2000-related problems. This could have an impact on the value of the Funds' investments and share prices.

IBJ FUNDS TRUST

BOARD OF TRUSTEES

George H. Stewart                                    Stephen V.R. Goodhue
     Chairman                                            Trustee

Edward F. Ryan                                       Robert H. Dunker
     Trustee                                             Trustee

--------------------------------------------------------------------------------


OFFICERS

Jylanne M. Dunne
     President

William J. Greilich
     Vice President

Brian R. Curran
     Treasurer

Joseph J. Wencus
     Assistant Treasurer

Linda J. Hoard
     Secretary

Therese Hogan
     Assistant Secretary

Elizabeth A. Russell
     Assistant Secretary

IBJ FUNDS TRUST

Investment Advisor
IBJ Whitehall Bank & Trust Company           -----------------------------------
One State Street                                       IBJ FUNDS TRUST
New York, New York 10004                     -----------------------------------

Administrator
First Data Investor Services Group, Inc.
4400 Computer Drive
Westborough, MA 01581

Distributor
First Data Distributors, Inc.                   IBJ RESERVE MONEY MARKET FUND
4400 Computer Drive                               IBJ CORE FIXED INCOME FUND
Westborough, MA 01581                                IBJ CORE EQUITY FUND
                                                IBJ BLENDED TOTAL RETURN FUND
Custodian
IBJ Whitehall Bank & Trust Company
One State Street
New York, NY 10004
                                                      SEMI-ANNUAL REPORT
Counsel
Paul, Weiss, Rifkind, Wharton & Garrison
1285 Sixth Avenue
New York, New York 10019
                                             -----------------------------------
Independent Accountants                                  MAY 31, 1999
Ernst & Young LLP                            -----------------------------------
787 Seventh Avenue
New York, New York 10019

This report is for the information of        Mutual fund shares are not deposits
the shareholders of IBJ Funds Trust. Its     or obligations of, or guaranteed
use in connection with any offering of       by, any depository institution.
the Trust's shares is authorized only in     Shares are not insured by the FDIC,
case of a concurrent or prior delivery       Federal Reserve Board or any other
of the Trust's current prospectus.           agency, and are subject to
                                             investment risks, including
                                             possible loss of principal amount
                                             invested.